DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	3 Months Ended
Mar. 31, 2013
Financial Instruments And Risk Management Abstract]
Financial Instruments and Risk Management

Note 10 – Derivative instruments and hedging activities:

Interest rate and cross-currency swaps

During the first quarter of 2011, the Company entered into swap agreements with respect to its $250 million principal amount of 1.70% Senior Notes due 2014. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate.

During the fourth quarter of 2011, the Company entered into swap agreements with respect to its $1.1 billion principal amount of three month LIBOR plus 0.9% Senior Notes due 2013. The purpose of these interest rate swap agreements was to change the interest rate from floating to fixed rate. As a result of these agreements, Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.

During the fourth quarter of 2011, the Company entered into swap agreements with respect to its $875 million principal amount of 3.65% Senior Notes due 2021. The purpose of these interest rate and cross-currency swap agreements was to convert the notes' denomination from dollars to Euros. As a result of these agreements, Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount.

During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to reduce its exposure resulting mainly from payroll costs denominated in new Israeli shekels.

During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to help protect Teva's European subsidiaries from anticipated exposure on 2012 sales and other expenses and partially cover that exposure resulting from the fluctuation of the U.S. dollar against the Euro.

During the third quarter of 2012 and the first quarter of 2013, Teva entered into cash flow hedge transactions to help protect Teva's European subsidiaries from anticipated exposure on 2013 sales and other expenses and partially cover that exposure resulting from the fluctuation of the U.S. dollar against the Euro.

During the fourth quarter of 2012, the Company entered into swap agreements with respect to its $1.3 billion principal amount of 2.95% Senior Notes due 2022. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of one month LIBOR plus an average 1.306% on the $1.3 billion principal amount, as compared to the stated 2.95% fixed rate.

During the first quarter of 2013, the Company entered into swap agreements with respect to $500 million of its $1.0 billion principal amount of 6.15% Senior Notes due 2036. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of one month LIBOR plus an average 0.3% on the $500 million principal amount, as compared to the stated 6.15% fixed rate.

During the first quarter of 2013, the Company entered into swap agreements with respect to $250 million of its $875 million principal amount of 3.65% Senior Notes due 2021. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of one month LIBOR plus an average 0.19% on the $250 million principal amount, as compared to the stated 3.65% fixed rate.

The above transactions were accounted for by Teva as hedge accounting.

Derivative instrument disclosure
The fair value of derivative instruments consists of:
		Fair value
	Reported under	March 31, 2013	December 31, 2012

		U.S. $ in millions
Asset derivatives, comprising interest rate and cross-currency swap agreements, designated as hedging instruments	Other non-current assets	$11	$4

Asset derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current assets	$20	$20

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	$(83)	$(109)

Liability derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current liabilities	$(38)	$(29)

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, gains of $2 million and $14 million were recognized under financial expenses-net for the three months ended March 31, 2013 and 2012, respectively. Such gains offset the revaluation of the balance sheet items also booked under financial expenses - net.

With respect to the interest rate and cross-currency swap agreements, gains of $10 million and $5 million were recognized under financial expenses – net for each of the three months ended March 31, 2013 and 2012, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.